UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303
Altadena, CA 91001
 (Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson
1968 N. Lake Ave. #303
Altadena, CA 91001
 (Name and address of agents for service)

Registrant's telephone number, including area code: 805-570-1086

Date of fiscal year end: September 30
Date of reporting period: June 30, 2016

Item 1. Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 96.3%
BASIC MATERIALS – 4.7%
A Schulman, Inc.	9,450	$230,769
Aceto Corp.	3,765	82,416
AK Steel Holding Corp.*	49,300	229,738
Alcoa, Inc.[1]	12,270	113,743
Allegheny Technologies, Inc.[1]	4,000	51,000
American Vanguard Corp.	11,500	173,765
Axiall Corp.	11,200	365,232
Cabot Corp.	500	22,830
Calgon Carbon Corp.	3,600	47,340
Century Aluminum Co.*1	34,700	219,651
Chemours Co.	22,400	184,576
Chemtura Corp.*	2,500	65,950
Clearwater Paper Corp.*1	3,800	248,406
Cliffs Natural Resources, Inc.*1	46,350	262,804
Coeur Mining, Inc.*	41,800	445,588
Commercial Metals Co.[1]	34,400	581,360
CSW Industrials, Inc.*	2,960	96,526
Domtar Corp.	3,000	105,030
Fairmount Santrol Holdings, Inc.*1	33,551	258,678
Friedman Industries, Inc.	1,000	5,830
Hawkins, Inc.	1,790	77,704
Hecla Mining Co.[1]	143,200	730,320
Huntsman Corp.	6,950	93,477
Innophos Holdings, Inc.	1,200	50,652
Innospec, Inc.	1,550	71,285
Intrepid Potash, Inc.*	13,900	20,016
Kaiser Aluminum Corp.	8,813	796,783
KMG Chemicals, Inc.	4,031	104,766
Koppers Holdings, Inc.*	8,200	251,986
Kraton Performance Polymers, Inc.*	21,100	589,323
Kronos Worldwide, Inc.[1]	5,300	27,825
Landec Corp.*	5,300	57,028
Materion Corp.	2,900	71,804
McEwen Mining, Inc.[1]	54,500	209,825
Minerals Technologies, Inc.	2,500	142,000
Oil-Dri Corp. of America	2,200	75,966
Olin Corp.[1]	21,870	543,251
OMNOVA Solutions, Inc.*	7,800	56,550
Orchids Paper Products Co.[1]	5,000	177,850
PH Glatfelter Co.	28,767	562,683
PolyOne Corp.	6,600	232,584
Rayonier Advanced Materials, Inc.	14,400	195,696
Royal Gold, Inc.[1]	1,300	93,626
Ryerson Holding Corp.*1	14,900	260,750

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Schnitzer Steel Industries, Inc. - Class A	4,900	$86,240
Schweitzer-Mauduit International, Inc.	3,300	116,424
Sensient Technologies Corp.	3,000	213,120
Stepan Co.	8,850	526,840
Stillwater Mining Co.*	22,600	268,036
Tahoe Resources, Inc.[1]	9,500	142,215
Tronox Ltd. - Class A	13,900	61,299
U.S. Silica Holdings, Inc.[1]	7,200	248,184
United States Lime & Minerals, Inc.	500	29,495
United States Steel Corp.[1]	10,200	171,972
Univar, Inc.*	5,400	102,114
Worthington Industries, Inc.	3,300	139,590
		11,390,511
COMMUNICATIONS – 5.1%
1-800-Flowers.com, Inc. - Class A*1	12,713	114,671
A H Belo Corp. - Class A	9,635	48,175
ADTRAN, Inc.	3,200	59,680
Alaska Communications Systems Group, Inc.*	22,400	38,080
ARRIS International PLC*1	2,500	52,400
ATN International, Inc.[1]	3,629	282,372
Aware, Inc.*	3,673	15,941
Bankrate, Inc.*	10,300	77,044
Black Box Corp.	7,800	102,024
Blucora, Inc.*1	17,500	181,300
CalAmp Corp.*	2,900	42,949
Calix, Inc.*	2,500	17,275
Cincinnati Bell, Inc.*1	46,250	211,363
Clear Channel Outdoor Holdings, Inc. - Class A	30,100	187,222
ClearOne, Inc.	1,100	12,320
Comtech Telecommunications Corp.	4,426	56,830
Consolidated Communications Holdings, Inc.[1]	3,800	103,512
Daily Journal Corp.*	300	71,097
DHI Group, Inc.*	1,700	10,591
DigitalGlobe, Inc.*1	7,700	164,703
EarthLink Holdings Corp.	28,400	181,760
EchoStar Corp. - Class A*	4,800	190,560
Entercom Communications Corp. - Class A	26,300	356,891
Entravision Communications Corp. - Class A	14,600	98,112
ePlus, Inc.*	4,640	379,506
EW Scripps Co. - Class A*1	24,816	393,085
Finisar Corp.*1	20,800	364,208
Frontier Communications Corp.[1]	20,200	99,788
FTD Cos., Inc.*1	5,246	130,940

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
General Communication, Inc. - Class A*	6,330	$100,014
Gigamon, Inc.*	2,000	74,780
Global Sources Ltd.*1	8,966	82,218
GlobalSCAPE, Inc.	10,710	39,520
Gray Television, Inc.*1	24,000	260,400
Gray Television, Inc. - Class A*	4,881	49,298
Hawaiian Telcom Holdco, Inc.*	1,100	23,309
Houghton Mifflin Harcourt Co.*	800	12,504
Infoblox, Inc.*	3,200	60,032
Inteliquent, Inc.	1,700	33,813
InterDigital, Inc.	900	50,112
Iridium Communications, Inc.*1	30,400	269,952
Ixia*	6,500	63,830
Lands' End, Inc.*1	1,200	19,704
Lee Enterprises, Inc.*	8,482	16,201
Liquidity Services, Inc.*	10,500	82,320
Marchex, Inc. - Class B	11,000	34,980
Marketo, Inc.*1	4,300	149,726
MDC Partners, Inc. - Class A1	4,350	79,562
Media General, Inc.*	18,100	311,139
MeetMe, Inc.*	39,200	208,936
Meredith Corp.	6,200	321,842
NeoPhotonics Corp.*1	6,880	65,566
NETGEAR, Inc.*1	9,400	446,876
NeuStar, Inc. - Class A*1	2,600	61,126
New Media Investment Group, Inc.[1]	15,300	276,471
Oclaro, Inc.*1	65,750	320,860
ORBCOMM, Inc.*1	22,900	227,855
PC-Tel, Inc.	6,554	30,869
Perficient, Inc.*	9,500	192,945
Plantronics, Inc.	1,600	70,400
Polycom, Inc.*	27,000	303,750
Preformed Line Products Co.	600	24,234
Radio One, Inc. - Class D*1	24,078	76,809
RealNetworks, Inc.*1	10,490	45,212
RetailMeNot, Inc.*	5,500	42,405
Rubicon Project, Inc.*	4,800	65,520
Saga Communications, Inc. - Class A1	3,300	130,482
Salem Media Group, Inc.	2,521	18,202
Scholastic Corp.[1]	14,430	571,572
Shenandoah Telecommunications Co.	9,600	374,976
ShoreTel, Inc.*	7,000	46,830
Shutterfly, Inc.*	1,900	88,559
Sinclair Broadcast Group, Inc. - Class A1	9,650	288,149

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Sonus Networks, Inc.*	8,700	$75,603
Spok Holdings, Inc.	7,800	149,487
Stamps.com, Inc.*1	2,800	244,776
TechTarget, Inc.*	4,900	39,690
Telephone & Data Systems, Inc.	18,700	554,642
Time, Inc.	16,400	269,944
Tremor Video, Inc.*	12,500	23,000
tronc, Inc.	3,100	42,780
United Online, Inc.*	10,218	112,398
United States Cellular Corp.*	5,000	196,350
Viavi Solutions, Inc.*	26,300	174,369
Vonage Holdings Corp.*	43,300	264,130
WebMD Health Corp.*1	1,300	75,543
West Corp.	550	10,813
YuMe, Inc.*1	11,700	43,056
		12,434,840
CONSUMER, CYCLICAL – 14.8%
Abercrombie & Fitch Co. - Class A	11,700	208,377
AMC Entertainment Holdings, Inc. - Class A	13,140	362,795
American Eagle Outfitters, Inc.[1]	13,600	216,648
American Woodmark Corp.*	3,000	199,140
Ark Restaurants Corp.	100	2,232
Ascena Retail Group, Inc.*1	14,955	104,535
AV Homes, Inc.*	2,520	30,794
Barnes & Noble Education, Inc.*1	24,087	244,483
Barnes & Noble, Inc.[1]	19,600	222,460
Bassett Furniture Industries, Inc.	6,850	163,989
Beacon Roofing Supply, Inc.*1	7,710	350,574
Big 5 Sporting Goods Corp.	5,900	54,693
Big Lots, Inc.[1]	2,800	140,308
Biglari Holdings, Inc.*	567	228,694
BJ's Restaurants, Inc.*	7,150	313,384
Bob Evans Farms, Inc.	1,200	45,540
Boyd Gaming Corp.*1	13,300	244,720
Build-A-Bear Workshop, Inc.*	6,971	93,551
Burlington Stores, Inc.*	4,200	280,182
Cabela's, Inc.*	2,200	110,132
Caesars Acquisition Co. - Class A*	22,300	250,206
Caesars Entertainment Corp.*1	7,100	54,599
CalAtlantic Group, Inc.[1]	13,469	494,447
Caleres, Inc.[1]	8,100	196,101
Callaway Golf Co.	25,050	255,760
Carmike Cinemas, Inc.*	2,280	68,674

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Carrols Restaurant Group, Inc.*	9,076	$108,004
Casey's General Stores, Inc.	4,200	552,342
Cash America International, Inc.	13,700	583,894
Cato Corp. - Class A	6,500	245,180
Cavco Industries, Inc.*	1,100	103,070
Century Casinos, Inc.*	5,600	34,888
Children's Place, Inc.[1]	9,240	740,863
Choice Hotels International, Inc.[1]	4,000	190,480
Churchill Downs, Inc.	960	121,306
Citi Trends, Inc.	4,100	63,673
Columbia Sportswear Co.	13,116	754,695
Commercial Vehicle Group, Inc.*	27,400	142,480
CompX International, Inc.	100	1,150
Cooper Tire & Rubber Co.	4,200	125,244
Cooper-Standard Holding, Inc.*	4,350	343,606
Core-Mark Holding Co., Inc.[1]	18,472	865,598
Cracker Barrel Old Country Store, Inc.[1]	300	51,441
Crown Crafts, Inc.	3,760	35,570
CST Brands, Inc.	2,925	126,009
Culp, Inc.	1,350	37,301
Dave & Buster's Entertainment, Inc.*	2,500	116,975
Del Frisco's Restaurant Group, Inc.*1	5,400	77,328
Delta Apparel, Inc.*	4,800	108,240
Denny's Corp.*	5,700	61,161
DineEquity, Inc.	300	25,434
Dolby Laboratories, Inc. - Class A1	5,000	239,250
Dorman Products, Inc.*1	5,700	326,040
Douglas Dynamics, Inc.	4,400	113,212
Dover Motorsports, Inc.	8,000	17,360
DreamWorks Animation SKG, Inc. - Class A*	13,700	559,919
DTS, Inc.*	2,700	71,415
Eldorado Resorts, Inc.*	9,700	147,392
Essendant, Inc.[1]	1,800	55,008
Ethan Allen Interiors, Inc.[1]	6,300	208,152
Express, Inc.*	2,450	35,550
EZCORP, Inc. - Class A*	27,400	207,144
Federal-Mogul Holdings Corp.*	5,736	47,666
Finish Line, Inc. - Class A1	4,900	98,931
First Cash Financial Services, Inc.[1]	6,900	354,177
Flexsteel Industries, Inc.	4,372	173,219
Fred's, Inc. - Class A1	17,800	286,758
Freshpet, Inc.*1	8,100	75,573
G&K Services, Inc. - Class A1	7,900	604,903
Gaiam, Inc. - Class A*1	7,700	59,598

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Gaming Partners International Corp.*	1,400	$13,020
Genesco, Inc.*1	4,100	263,671
Green Brick Partners, Inc.*1	11,898	86,498
Group 1 Automotive, Inc.	7,000	345,520
Guess?, Inc.[1]	9,850	148,242
Haverty Furniture Cos., Inc.	3,600	64,908
Hawaiian Holdings, Inc.*1	32,512	1,234,156
Herman Miller, Inc.	2,600	77,714
Hooker Furniture Corp.	8,160	175,358
Iconix Brand Group, Inc.*1	12,600	85,176
Ingram Micro, Inc. - Class A	6,900	239,982
Installed Building Products, Inc.*1	3,900	141,531
International Speedway Corp. - Class A	4,400	147,180
Intrawest Resorts Holdings, Inc.*	21,200	275,176
iRobot Corp.*1	1,700	59,636
Isle of Capri Casinos, Inc.*	14,700	269,304
J.C. Penney Co., Inc.*1	17,000	150,960
Jack in the Box, Inc.	2,170	186,446
JAKKS Pacific, Inc.*1	8,300	65,653
JetBlue Airways Corp.*1	70,370	1,165,327
Johnson Outdoors, Inc. - Class A	4,400	113,080
KB Home[1]	14,400	219,024
Kewaunee Scientific Corp.	1,300	24,544
Kimball International, Inc. - Class B	9,000	102,420
La-Z-Boy, Inc.[1]	7,430	206,703
LGI Homes, Inc.*1	4,400	140,536
Libbey, Inc.	2,492	39,598
Lifetime Brands, Inc.	2,947	42,997
Luby's, Inc.*	13,500	67,770
M/I Homes, Inc.*1	7,500	141,225
Marcus Corp.	9,780	206,358
Marine Products Corp.	13,460	113,872
MarineMax, Inc.*1	12,500	212,125
Marriott Vacations Worldwide Corp.[1]	12,200	835,578
MCBC Holdings, Inc.	3,800	41,990
MDC Holdings, Inc.	14,200	345,628
Meritage Homes Corp.*	8,000	300,320
Meritor, Inc.*	1,300	9,360
Miller Industries, Inc.	5,025	103,465
Modine Manufacturing Co.*	2,104	18,515
Monarch Casino & Resort, Inc.*	8,300	182,351
Motorcar Parts of America, Inc.*1	4,000	108,720
Movado Group, Inc.[1]	4,950	107,316
MSC Industrial Direct Co., Inc. - Class A1	4,900	345,744

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
NACCO Industries, Inc. - Class A1	2,580	$144,480
Nathan's Famous, Inc.*	800	35,600
National CineMedia, Inc.	6,600	102,168
Nautilus, Inc.*	9,900	176,616
Navistar International Corp.*1	7,500	87,675
Nu Skin Enterprises, Inc. - Class A	5,200	240,188
Office Depot, Inc.*	102,000	337,620
Outerwall, Inc.[1]	1,100	46,200
Oxford Industries, Inc.	1,500	84,930
Party City Holdco, Inc.*1	8,800	122,408
PC Connection, Inc.	18,742	446,060
PCM, Inc.*	3,600	40,104
Penn National Gaming, Inc.*	15,187	211,859
Perry Ellis International, Inc.*	14,500	291,740
PetMed Express, Inc.[1]	5,300	99,428
Pier 1 Imports, Inc.[1]	10,500	53,970
Pool Corp.[1]	2,400	225,672
Potbelly Corp.*	5,000	62,700
RCI Hospitality Holdings, Inc.	6,300	64,197
Reading International, Inc. - Class A*1	17,200	214,828
Red Lion Hotels Corp.*	14,500	105,270
Red Robin Gourmet Burgers, Inc.*	500	23,715
Regal Entertainment Group - Class A1	12,830	282,773
Regis Corp.*	23,946	298,128
Ruby Tuesday, Inc.*	13,800	49,818
Rush Enterprises, Inc. - Class A*1	9,337	201,212
Rush Enterprises, Inc. - Class B*1	4,880	101,455
ScanSource, Inc.*	4,400	163,284
Scientific Games Corp. - Class A*1	6,800	62,492
Select Comfort Corp.*1	9,250	197,765
Sequential Brands Group, Inc.*1	8,700	69,426
Shoe Carnival, Inc.	11,700	293,202
Skechers U.S.A., Inc. - Class A*	22,910	680,885
Skullcandy, Inc.*	3,890	23,885
Skyline Corp.*1	5,700	53,580
SkyWest, Inc.[1]	30,980	819,731
Sonic Automotive, Inc. - Class A	8,300	142,013
Sonic Corp.	5,400	146,070
Spartan Motors, Inc.	11,227	70,281
Speedway Motorsports, Inc.	18,019	319,837
Spirit Airlines, Inc.*	7,200	323,064
Stage Stores, Inc.[1]	6,600	32,208
Standard Motor Products, Inc.	1,700	67,626
Steelcase, Inc. - Class A	8,480	115,074

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Strattec Security Corp.	900	$36,693
Superior Industries International, Inc.	13,600	364,208
Superior Uniform Group, Inc.	6,054	115,571
Supreme Industries, Inc. - Class A	15,465	211,870
Systemax, Inc.*	1,119	9,545
Tandy Leather Factory, Inc.*	276	1,962
Texas Roadhouse, Inc.[1]	3,800	173,280
Tilly's, Inc. - Class A*	4,000	23,160
Titan International, Inc.[1]	10,750	66,650
Titan Machinery, Inc.*1	2,500	27,875
Toro Co.	2,700	238,140
Trans World Entertainment Corp.*	8,500	31,875
TravelCenters of America LLC*	11,700	95,472
Tuesday Morning Corp.*1	2,800	19,656
Tupperware Brands Corp.[1]	1,700	95,676
Unifi, Inc.*	3,797	103,392
UniFirst Corp.	3,900	451,308
Universal Electronics, Inc.*1	5,800	419,224
Vail Resorts, Inc.[1]	1,600	221,168
Vera Bradley, Inc.*	7,800	110,526
Virco Manufacturing Corp.*1	5,478	23,829
Vista Outdoor, Inc.*	4,600	219,558
Visteon Corp.[1]	3,000	197,430
Wabash National Corp.*	8,800	111,760
WCI Communities, Inc.*	3,890	65,741
Wendy's Co.[1]	56,800	546,416
Wesco Aircraft Holdings, Inc.*	5,000	67,100
WESCO International, Inc.*1	3,450	177,640
West Marine, Inc.*1	3,900	32,721
Weyco Group, Inc.	397	11,029
William Lyon Homes - Class A*1	5,400	87,048
Winnebago Industries, Inc.[1]	1,000	22,920
Wolverine World Wide, Inc.	3,600	73,152
World Fuel Services Corp.	800	37,992
Zumiez, Inc.*1	1,500	21,465
		35,703,203
CONSUMER, NON-CYCLICAL – 15.6%
Aaron's, Inc.	8,800	192,632
ABM Industries, Inc.[1]	11,450	417,696
Acceleron Pharma, Inc.*1	2,500	84,950
ACCO Brands Corp.*	54,600	564,018
Achillion Pharmaceuticals, Inc.*1	14,900	116,220
Acme United Corp.	2,100	38,430

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Acorda Therapeutics, Inc.*	1,100	$28,055
Addus HomeCare Corp.*	1,700	29,631
Albany Molecular Research, Inc.*1	3,200	43,008
Alere, Inc.*	6,800	283,424
Alico, Inc.	400	12,100
Almost Family, Inc.*1	3,600	153,396
Amedisys, Inc.*1	11,402	575,573
American Public Education, Inc.*	3,000	84,300
Amsurg Corp.*1	14,040	1,088,662
Analogic Corp.	2,100	166,824
Andersons, Inc.	2,500	88,850
AngioDynamics, Inc.*	9,700	139,389
ANI Pharmaceuticals, Inc.*1	1,700	94,894
Anika Therapeutics, Inc.*	2,000	107,300
Ascent Capital Group, Inc. - Class A*	2,500	38,475
AstroNova, Inc.	3,800	57,836
Atara Biotherapeutics, Inc.*1	4,500	101,295
Avis Budget Group, Inc.*	6,100	196,603
Avon Products, Inc.[1]	16,400	61,992
B&G Foods, Inc.	2,700	130,140
Barrett Business Services, Inc.	2,400	99,168
BioTelemetry, Inc.*	5,800	94,540
Booz Allen Hamilton Holding Corp.	10,700	317,148
Bridgepoint Education, Inc.*	1,146	8,297
Brink's Co.	800	22,792
Cal-Maine Foods, Inc.[1]	6,150	272,568
Cambium Learning Group, Inc.*	12,440	56,104
Care.com, Inc.*	8,700	101,616
Career Education Corp.*	4,506	26,811
Carriage Services, Inc.	4,900	116,032
CBIZ, Inc.*	14,300	148,863
CDI Corp.[1]	3,100	18,910
Centene Corp.*1	12,166	868,287
Central Garden & Pet Co.*1	20,062	458,015
Central Garden & Pet Co. - Class A*1	32,370	702,753
Cerus Corp.*1	9,300	58,032
Chefs' Warehouse, Inc.*	5,400	86,400
Chembio Diagnostics, Inc.*	2,800	22,932
Chemed Corp.[1]	1,000	136,310
Civeo Corp.*	36,600	65,880
Coca-Cola Bottling Co. Consolidated	200	29,494
CONMED Corp.	9,200	439,116
CorVel Corp.*	5,500	237,490
CRA International, Inc.*1	5,000	126,100

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Craft Brew Alliance, Inc.*	3,600	$41,472
Cross Country Healthcare, Inc.*	15,500	215,760
CryoLife, Inc.	8,000	94,480
CSS Industries, Inc.	7,200	193,032
Cumberland Pharmaceuticals, Inc.*	11,500	51,750
Cynosure, Inc. - Class A*	2,676	130,174
Darling Ingredients, Inc.*1	45,400	676,460
Dean Foods Co.[1]	11,000	198,990
Dermira, Inc.*	1,800	52,650
DeVry Education Group, Inc.[1]	7,800	139,152
Digirad Corp.	2,900	14,935
Edgewater Technology, Inc.*	5,000	43,200
Electro Rent Corp.	10,800	166,428
Elizabeth Arden, Inc.*	9,000	123,840
Emergent BioSolutions, Inc.*	2,900	81,548
Enanta Pharmaceuticals, Inc.*1	2,000	44,100
Ennis, Inc.	18,100	347,158
Ensign Group, Inc.[1]	13,800	289,938
Enzo Biochem, Inc.*	8,100	48,357
EVERTEC, Inc.	4,600	71,484
Exactech, Inc.*	2,600	69,524
Exelixis, Inc.*1	31,500	246,015
Farmer Brothers Co.*	3,200	102,592
Female Health Co.*	16,400	20,664
Five Prime Therapeutics, Inc.*	2,600	107,510
Five Star Quality Care, Inc.*	15,090	35,311
FONAR Corp.*	4,520	92,027
Fortress Biotech, Inc.*1	12,700	34,163
Franklin Covey Co.*	3,700	56,721
Fresh Del Monte Produce, Inc.	34,100	1,856,063
FTI Consulting, Inc.*	12,200	496,296
Global Payments, Inc.[1]	1,270	90,653
Golden Enterprises, Inc.	4,278	30,844
Grand Canyon Education, Inc.*1	1,500	59,880
Great Lakes Dredge & Dock Corp.*	5,600	24,416
Greatbatch, Inc.*	6,660	205,994
Green Dot Corp. - Class A*1	24,700	567,853
Hackett Group, Inc.	14,600	202,502
Healthways, Inc.*	11,300	130,515
Heidrick & Struggles International, Inc.	3,700	62,456
Helen of Troy Ltd.*	10,370	1,066,451
Heska Corp.*	4,100	152,397
Huron Consulting Group, Inc.*	1,800	108,756
ICF International, Inc.*	4,398	179,878

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
ICU Medical, Inc.*	2,000	$225,500
Impax Laboratories, Inc.*	4,700	135,454
InfuSystem Holdings, Inc.*	8,976	23,338
Ingles Markets, Inc. - Class A1	6,900	257,370
Insperity, Inc.	4,150	320,504
Inter Parfums, Inc.	5,900	168,563
Intercept Pharmaceuticals, Inc.*1	700	99,876
Invacare Corp.	5,400	65,502
iRadimed Corp.*1	1,800	39,168
J&J Snack Foods Corp.	700	83,489
John B Sanfilippo & Son, Inc.	3,168	135,052
K12, Inc.*	7,250	90,552
KAR Auction Services, Inc.	5,370	224,144
Kelly Services, Inc. - Class A	10,000	189,700
Kindred Healthcare, Inc.	19,100	215,639
Korn/Ferry International	4,500	93,150
Lancaster Colony Corp.[1]	600	76,566
Landauer, Inc.	1,300	53,508
Lannett Co., Inc.*1	3,700	88,023
LeMaitre Vascular, Inc.	4,339	61,918
LendingTree, Inc.*1	1,400	123,662
Lexicon Pharmaceuticals, Inc.*1	6,300	90,405
LHC Group, Inc.*	7,500	324,600
Liberty Tax, Inc.	2,700	35,964
LifePoint Health, Inc.*	19,000	1,242,030
Lifevantage Corp.*1	21,600	293,760
Magellan Health, Inc.*	12,200	802,394
Mannatech, Inc.*	2,100	42,504
MarketAxess Holdings, Inc.[1]	3,900	567,060
Matthews International Corp. - Class A	3,530	196,409
McGrath RentCorp	4,435	135,667
Medifast, Inc.	3,400	113,118
Merit Medical Systems, Inc.*	11,500	228,045
MGP Ingredients, Inc.[1]	8,246	315,245
Minerva Neurosciences, Inc.*1	7,000	71,470
Molina Healthcare, Inc.*1	1,900	94,810
Myriad Genetics, Inc.*	200	6,120
National Beverage Corp.*1	3,600	226,116
National HealthCare Corp.	2,800	181,272
Natural Alternatives International, Inc.*	3,201	35,339
Natural Health Trends Corp.[1]	800	22,552
Natus Medical, Inc.*	5,300	200,340
Navigant Consulting, Inc.*	13,900	224,485
Neff Corp. - Class A*	6,800	74,324

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Novavax, Inc.*1	10,800	$78,516
Nutraceutical International Corp.*	1,351	31,276
Nutrisystem, Inc.	4,600	116,656
Omega Protein Corp.*	19,417	388,146
On Assignment, Inc.*	600	22,170
OraSure Technologies, Inc.*	12,000	70,920
Orthofix International N.V.*	2,000	84,800
Owens & Minor, Inc.[1]	8,600	321,468
Pacific Biosciences of California, Inc.*1	3,100	21,809
PAREXEL International Corp.*1	415	26,095
PharMerica Corp.*	13,600	335,376
Post Holdings, Inc.*1	16,050	1,327,174
Prestige Brands Holdings, Inc.*1	12,410	687,514
Primo Water Corp.*	6,800	80,308
Providence Service Corp.*1	1,050	47,124
Quad/Graphics, Inc.	12,725	296,365
RCM Technologies, Inc.	8,200	42,722
Rent-A-Center, Inc.[1]	8,270	101,556
Resources Connection, Inc.	498	7,360
Revlon, Inc. - Class A*1	5,050	162,509
RR Donnelley & Sons Co.[1]	13,096	221,584
RTI Surgical, Inc.*	11,800	42,362
Sagent Pharmaceuticals, Inc.*	6,500	97,370
Sanderson Farms, Inc.[1]	6,250	541,500
SciClone Pharmaceuticals, Inc.*	28,232	368,710
Seaboard Corp.*	64	183,721
Select Medical Holdings Corp.*1	29,249	317,937
Seneca Foods Corp. - Class A*	4,400	159,324
ServiceSource International, Inc.*1	12,100	48,763
Snyder's-Lance, Inc.[1]	7,700	260,953
SpartanNash Co.[1]	16,200	495,396
Spectrum Pharmaceuticals, Inc.*	7,800	51,246
Sprouts Farmers Market, Inc.*1	5,100	116,790
STERIS PLC[1]	300	20,625
Strayer Education, Inc.*	1,550	76,151
Sucampo Pharmaceuticals, Inc. - Class A*1	1,300	14,261
Supernus Pharmaceuticals, Inc.*	6,800	138,516
SurModics, Inc.*	3,000	70,440
Symmetry Surgical, Inc.*	14,800	194,324
TherapeuticsMD, Inc.*1	20,300	172,550
Tobira Therapeutics, Inc.*1	7,400	92,944
TreeHouse Foods, Inc.*1	1,325	136,011
Triple-S Management Corp. - Class B*	13,400	327,362
United Natural Foods, Inc.*	5,500	257,400

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Universal American Corp.	18,110	$137,274
Universal Corp.[1]	8,410	485,593
USANA Health Sciences, Inc.*1	700	78,001
USMD Holdings, Inc.*1	5,157	96,642
Vanda Pharmaceuticals, Inc.*	6,600	73,854
VCA, Inc.*	5,156	348,597
Versartis, Inc.*1	6,400	70,784
Viad Corp.	7,500	232,500
Village Super Market, Inc. - Class A	504	14,561
VWR Corp.*	4,100	118,490
WD-40 Co.[1]	1,000	117,450
Weight Watchers International, Inc.*1	4,800	55,824
Weis Markets, Inc.	7,452	376,699
WellCare Health Plans, Inc.*1	1,300	139,464
		37,730,284
DIVERSIFIED – 0.1%
HRG Group, Inc.*	5,900	81,007
Resource America, Inc. - Class A	7,400	71,928
		152,935
ENERGY – 5.8%
Adams Resources & Energy, Inc.	3,375	129,938
Alon USA Energy, Inc.[1]	10,000	64,800
Archrock, Inc.	22,700	213,834
Atwood Oceanics, Inc.[1]	18,300	229,116
Bill Barrett Corp.*1	20,800	132,912
Bristow Group, Inc.[1]	5,119	58,408
C&J Energy Services Ltd.*1	45,700	27,525
Callon Petroleum Co.*1	56,100	630,003
Carrizo Oil & Gas, Inc.*1	4,030	144,475
Clayton Williams Energy, Inc.*1	4,100	112,586
CONSOL Energy, Inc.	8,000	128,720
Contango Oil & Gas Co.*	8,200	100,368
Dawson Geophysical Co.*1	20,366	165,983
Delek U.S. Holdings, Inc.[1]	15,570	205,680
Denbury Resources, Inc.[1]	69,600	249,864
Diamond Offshore Drilling, Inc.[1]	22,300	542,559
Dril-Quip, Inc.*	2,100	122,703
Eclipse Resources Corp.*1	28,700	95,858
Era Group, Inc.*	4,800	45,120
EXCO Resources, Inc.*1	62,900	81,770
Flotek Industries, Inc.*1	12,500	165,000
Forum Energy Technologies, Inc.*1	10,307	178,414
Frank's International N.V.[1]	6,700	97,887

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
FutureFuel Corp.	3,400	$36,992
Gran Tierra Energy, Inc.*1	29,400	99,372
Green Plains, Inc.	15,500	305,660
Gulfport Energy Corp.*1	6,580	205,691
Helix Energy Solutions Group, Inc.*	43,800	296,088
Independence Contract Drilling, Inc.*	8,000	43,440
Laredo Petroleum, Inc.*1	6,100	63,928
Matador Resources Co.*	8,300	164,340
McDermott International, Inc.*1	69,240	342,046
MRC Global, Inc.*	15,200	215,992
Murphy USA, Inc.*	2,900	215,064
Natural Gas Services Group, Inc.*	6,441	147,499
Newfield Exploration Co.*1	2,700	119,286
Newpark Resources, Inc.*1	36,700	212,493
Northern Oil and Gas, Inc.*1	13,070	60,383
NOW, Inc.*1	2,750	49,885
Oasis Petroleum, Inc.*1	35,300	329,702
Oil States International, Inc.*1	3,700	121,656
Parker Drilling Co.*	67,822	155,312
Parsley Energy, Inc. - Class A*	22,200	600,732
Patterson-UTI Energy, Inc.[1]	28,100	599,092
PBF Energy, Inc. - Class A	14,920	354,798
PDC Energy, Inc.*1	13,800	795,018
PHI, Inc.*	5,700	101,916
Pioneer Energy Services Corp.*	100	460
Renewable Energy Group, Inc.*1	27,700	244,591
REX American Resources Corp.*1	4,518	270,312
Rice Energy, Inc.*	9,000	198,360
Ring Energy, Inc.*	4,900	43,218
Rowan Cos. PLC - Class A1	31,600	558,056
RPC, Inc.[1]	25,000	388,250
RSP Permian, Inc.*1	19,950	696,055
Sanchez Energy Corp.*1	8,300	58,598
SEACOR Holdings, Inc.*1	9,854	571,039
SemGroup Corp. - Class A1	3,100	100,936
SunCoke Energy, Inc.	19,000	110,580
Superior Energy Services, Inc.[1]	15,950	293,639
TETRA Technologies, Inc.*	21,950	139,822
Thermon Group Holdings, Inc.*	4,600	88,366
Unit Corp.*	12,500	194,500
Westmoreland Coal Co.*	5,200	49,504
Whiting Petroleum Corp.*	13,000	120,380
Willbros Group, Inc.*	10,494	26,550

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
WPX Energy, Inc.*	30,500	$283,955
		13,997,079
FINANCIAL – 25.8%
1st Constitution Bancorp*	661	7,945
1st Source Corp.	10,812	350,201
Access National Corp.	771	15,042
ACNB Corp.[1]	2,100	52,731
Air Lease Corp.[1]	6,500	174,070
Aircastle Ltd.[1]	25,860	505,822
Alexander & Baldwin, Inc.	3,900	140,946
Allegiance Bancshares, Inc.*1	2,000	49,760
Ambac Financial Group, Inc.*	16,700	274,882
American Equity Investment Life Holding Co.	39,790	567,007
American National Bankshares, Inc.	1,366	34,396
American National Insurance Co.	1,900	214,985
American Realty Investors, Inc.*	10,500	71,190
American River Bankshares*	1,300	13,195
Ameris Bancorp[1]	6,200	184,140
AMERISAFE, Inc.	8,288	507,391
AmeriServ Financial, Inc.	6,700	20,234
Ames National Corp.[1]	500	13,410
AmTrust Financial Services, Inc.	13,152	322,224
Argo Group International Holdings Ltd.	10,194	529,069
Arrow Financial Corp.	771	23,354
Aspen Insurance Holdings Ltd.[1]	10,060	466,583
Associated Banc-Corp[1]	9,400	161,210
Asta Funding, Inc.*1	4,100	43,337
Astoria Financial Corp.	37,700	577,941
Atlantic Coast Financial Corp.*1	3,000	17,940
Atlanticus Holdings Corp.*	9,700	28,227
Atlas Financial Holdings, Inc.*	4,340	74,735
Baldwin & Lyons, Inc. - Class B1	7,000	172,620
Banc of California, Inc.[1]	4,400	79,640
BancFirst Corp.	1,192	71,901
Bancorp, Inc.*	8,500	51,170
BancorpSouth, Inc.	9,600	217,824
Bank Mutual Corp.	16,001	122,888
Bank of Commerce Holdings	5,400	35,640
Bank of Hawaii Corp.[1]	1,700	116,960
Bank of Marin Bancorp	655	31,682
BankFinancial Corp.	9,450	113,305
Bankwell Financial Group, Inc.[1]	3,200	70,592
Banner Corp.	3,110	132,299

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Bar Harbor Bankshares[1]	1,821	$63,917
BB&T Corp.	11,620	413,788
BBCN Bancorp, Inc.[1]	5,000	74,600
BBX Capital Corp. - Class A*1	1,200	18,444
Bear State Financial, Inc.[1]	4,900	46,207
Berkshire Hills Bancorp, Inc.	9,036	243,249
Blue Capital Reinsurance Holdings Ltd.[1]	4,500	83,295
BNC Bancorp	8,897	202,051
BOK Financial Corp.[1]	1,600	100,320
Boston Private Financial Holdings, Inc.	11,900	140,182
Bridge Bancorp, Inc.	2,300	65,320
Brookline Bancorp, Inc.	25,600	282,368
Bryn Mawr Bank Corp.	477	13,928
C&F Financial Corp.[1]	500	22,380
Calamos Asset Management, Inc. - Class A	6,000	43,860
Camden National Corp.	381	16,002
Capital Bank Financial Corp. - Class A1	6,722	193,594
Capital City Bank Group, Inc.	3,545	49,346
Capitol Federal Financial, Inc.	32,800	457,560
Cardinal Financial Corp.	4,200	92,148
Carolina Bank Holdings, Inc.*	2,000	34,960
Cascade Bancorp*	4,886	27,068
Cass Information Systems, Inc.	1,800	93,060
Cathay General Bancorp[1]	18,000	507,600
CenterState Banks, Inc.	8,200	129,150
Central Pacific Financial Corp.	3,000	70,800
Central Valley Community Bancorp[1]	4,560	63,840
Century Bancorp, Inc. - Class A	815	34,499
Chemical Financial Corp.[1]	11,490	428,462
Chicopee Bancorp, Inc.	2,013	36,757
Citizens & Northern Corp.	700	14,154
Citizens Community Bancorp, Inc.	1,500	15,540
Citizens, Inc.*1	30,400	231,040
City Holding Co.[1]	1,599	72,707
Civista Bancshares, Inc.[1]	2,440	31,964
Clifton Bancorp, Inc.[1]	6,400	96,448
CNB Financial Corp.	930	16,554
CNO Financial Group, Inc.	70,780	1,235,819
CoBiz Financial, Inc.	4,300	50,310
Codorus Valley Bancorp, Inc.[1]	589	11,998
Cohen & Steers, Inc.	1,300	52,572
Colony Bankcorp, Inc.*	3,800	36,138
Columbia Banking System, Inc.	10,000	280,600
Community Bank System, Inc.	2,700	110,943

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Bankers Trust Corp.*	3,286	$17,021
Community Financial Corp.	900	19,926
Community Trust Bancorp, Inc.	680	23,569
Community West Bancshares	904	6,626
ConnectOne Bancorp, Inc.[1]	1,000	15,690
Consumer Portfolio Services, Inc.*	3,800	14,326
Cowen Group, Inc. - Class A*1	39,400	116,624
Crawford & Co. - Class B	8,300	70,467
Credit Acceptance Corp.*1	250	46,270
CU Bancorp*	2,352	53,461
Customers Bancorp, Inc.*	5,150	129,419
CVB Financial Corp.[1]	9,600	157,344
Dime Community Bancshares, Inc.	4,900	83,349
Donegal Group, Inc. - Class A	5,031	82,961
Eagle Bancorp, Inc.*	2,137	102,811
Eastern Virginia Bankshares, Inc.	2,700	20,385
Ellie Mae, Inc.*1	6,590	603,973
EMC Insurance Group, Inc.	7,749	214,802
Employers Holdings, Inc.	18,200	528,164
Encore Capital Group, Inc.*1	1,600	37,648
Endurance Specialty Holdings Ltd.	29,516	1,982,295
Enstar Group Ltd.*	2,700	437,373
Enterprise Bancorp, Inc.[1]	2,000	47,980
Enterprise Financial Services Corp.	3,100	86,459
Erie Indemnity Co. - Class A	2,200	218,548
ESSA Bancorp, Inc.	6,328	84,795
Evans Bancorp, Inc.	300	7,392
EverBank Financial Corp.[1]	8,680	128,985
Farmers Capital Bank Corp.	2,000	54,700
Farmers National Banc Corp.[1]	5,600	49,280
FBL Financial Group, Inc. - Class A	14,400	873,648
Federal Agricultural Mortgage Corp. - Class C1	7,808	271,875
Federated National Holding Co.	8,720	166,029
Fidelity & Guaranty Life[1]	3,310	76,726
Fidelity Southern Corp.	2,807	43,986
Financial Institutions, Inc.[1]	3,930	102,455
First American Financial Corp.	13,760	553,427
First Bancorp, Inc.	870	18,740
First BanCorp/Puerto Rico*	9,700	38,509
First Bancorp/Southern Pines NC	2,400	42,192
First Bancshares, Inc.	1,086	18,755
First Bank/Hamilton NJ*	1,300	9,022
First Busey Corp.	14,229	304,358
First Business Financial Services, Inc.[1]	1,212	28,446

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Citizens BancShares, Inc. - Class A	1,300	$336,583
First Clover Leaf Financial Corp.	3,500	41,650
First Commonwealth Financial Corp.	33,960	312,432
First Community Bancshares, Inc.	2,700	60,588
First Community Corp.	700	9,793
First Defiance Financial Corp.	6,550	254,467
First Financial Bancorp	16,300	317,035
First Financial Corp.	3,081	112,826
First Financial Northwest, Inc.	12,200	162,016
First Horizon National Corp.	13,000	179,140
First Internet Bancorp[1]	900	21,438
First Interstate BancSystem, Inc. - Class A	7,200	202,320
First Merchants Corp.	10,105	251,918
First Midwest Bancorp, Inc.	20,500	359,980
First Niagara Financial Group, Inc.	28,180	274,473
First of Long Island Corp.	3,350	96,045
First South Bancorp, Inc./Washington NC	500	4,670
FirstMerit Corp.	13,800	279,726
Flagstar Bancorp, Inc.*1	7,500	183,075
Flushing Financial Corp.	8,900	176,932
FNB Corp.[1]	37,627	471,843
FNFV Group*1	6,000	68,820
Forestar Group, Inc.*1	6,600	78,474
Fox Chase Bancorp, Inc.[1]	10,000	203,400
FRP Holdings, Inc.*1	1,800	62,100
FS Bancorp, Inc.	1,000	25,350
Fulton Financial Corp.[1]	56,400	761,400
GAIN Capital Holdings, Inc.	8,900	56,248
GAMCO Investors, Inc. - Class A	1,200	39,324
German American Bancorp, Inc.	2,558	81,779
Glacier Bancorp, Inc.[1]	6,900	183,402
Global Indemnity PLC*	2,000	55,060
Great Southern Bancorp, Inc.[1]	2,415	89,283
Great Western Bancorp, Inc.	4,960	156,438
Greenlight Capital Re Ltd. - Class A*	3,300	66,528
Guaranty Bancorp	3,000	50,100
Guaranty Federal Bancshares, Inc.	965	15,411
Hallmark Financial Services, Inc.*	17,099	198,177
Hancock Holding Co.[1]	8,400	219,324
Hanmi Financial Corp.	2,200	51,678
Hanover Insurance Group, Inc.	14,100	1,193,142
Hawthorn Bancshares, Inc.	449	6,196
HCI Group, Inc.	900	24,552
Heartland Financial USA, Inc.	3,500	123,515

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Heritage Commerce Corp.	6,440	$67,813
Heritage Financial Corp.	3,270	57,487
Heritage Oaks Bancorp	5,370	42,638
Higher One Holdings, Inc.*1	41,800	213,598
Hilltop Holdings, Inc.*1	18,147	380,906
HMN Financial, Inc.*	1,020	13,852
Home Bancorp, Inc.[1]	2,520	69,224
HomeStreet, Inc.*	4,200	83,664
HopFed Bancorp, Inc.	1,074	12,448
Horace Mann Educators Corp.	15,900	537,261
Horizon Bancorp	1,900	47,766
IBERIABANK Corp.[1]	3,871	231,215
IF Bancorp, Inc.	1,900	34,846
Impac Mortgage Holdings, Inc.*	4,700	73,696
Independence Holding Co.[1]	9,750	175,207
Independent Bank Corp.	3,589	52,076
Independent Bank Corp./Rockland MA	1,800	82,260
Infinity Property & Casualty Corp.[1]	6,740	543,648
Interactive Brokers Group, Inc. - Class A1	6,300	223,020
International Bancshares Corp.	15,500	404,395
INTL. FCStone, Inc.*	2,645	72,182
Investment Technology Group, Inc.	6,775	113,278
Investors Title Co.[1]	1,300	123,825
Janus Capital Group, Inc.[1]	48,800	679,296
KCG Holdings, Inc. - Class A*	2,189	29,114
Kearny Financial Corp.	5,100	64,158
Kemper Corp.[1]	22,330	691,783
Lake Sunapee Bank Group[1]	4,190	71,691
Lakeland Bancorp, Inc.	8,135	92,576
Lakeland Financial Corp.	2,300	108,123
Landmark Bancorp, Inc./Manhattan KS	441	11,171
LaPorte Bancorp, Inc.[1]	1,815	29,639
Macatawa Bank Corp.	4,200	31,164
Maiden Holdings Ltd.[1]	29,540	361,570
MainSource Financial Group, Inc.	8,082	178,208
Malvern Bancorp, Inc.*1	2,546	39,718
Manning & Napier, Inc.[1]	21,800	207,100
Marlin Business Services Corp.	7,400	120,620
MB Financial, Inc.[1]	12,543	455,060
MBIA, Inc.*	27,200	185,776
MBT Financial Corp.	7,000	56,000
Mercantile Bank Corp.	4,830	115,244
Merchants Bancshares, Inc.	1,390	42,367
Mercury General Corp.	14,100	749,556

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Meta Financial Group, Inc.	600	$30,576
Middleburg Financial Corp.[1]	700	19,040
MidWestOne Financial Group, Inc.	2,100	59,976
MutualFirst Financial, Inc.[1]	2,626	71,821
National Bankshares, Inc.[1]	1,700	59,364
National General Holdings Corp.	7,500	160,650
National Interstate Corp.	3,300	99,825
National Western Life Group, Inc. - Class A	1,800	351,486
Nationstar Mortgage Holdings, Inc.*1	8,400	94,584
Navigators Group, Inc.	9,833	904,341
NBT Bancorp, Inc.	5,400	154,602
Nelnet, Inc. - Class A	9,800	340,550
NewStar Financial, Inc.*	7,600	63,992
Nicolet Bankshares, Inc.*	365	13,899
Northeast Bancorp	694	7,808
Northrim BanCorp, Inc.	1,620	42,590
Northwest Bancshares, Inc.	20,608	305,617
Ocean Shore Holding Co.	6,210	105,322
OceanFirst Financial Corp.	11,906	216,332
OFG Bancorp[1]	12,400	102,920
Old Line Bancshares, Inc.	1,300	23,400
Old National Bancorp	33,566	420,584
Old Point Financial Corp.	861	16,514
Old Second Bancorp, Inc.	14,600	99,718
OneBeacon Insurance Group Ltd. - Class A1	10,500	144,900
Oppenheimer Holdings, Inc. - Class A	3,400	52,564
Oritani Financial Corp.	8,152	130,350
Orrstown Financial Services, Inc.[1]	1,733	31,281
Pacific Continental Corp.	3,400	53,414
Pacific Mercantile Bancorp*	1,800	12,780
Pacific Premier Bancorp, Inc.*	4,930	118,320
Park National Corp.[1]	2,100	192,738
Park Sterling Corp.	13,789	97,764
Parke Bancorp, Inc.	2,640	34,109
Pathfinder Bancorp, Inc.	1,600	18,032
Peapack Gladstone Financial Corp.	1,695	31,374
Penns Woods Bancorp, Inc.[1]	400	16,796
PennyMac Financial Services, Inc. - Class A*	3,200	39,968
Peoples Bancorp of North Carolina, Inc.	300	5,883
Peoples Bancorp, Inc.	1,800	39,222
PHH Corp.*	24,400	325,008
Pinnacle Financial Partners, Inc.[1]	9,600	468,960
Piper Jaffray Cos.*1	5,300	199,810
Preferred Bank/Los Angeles CA	3,900	112,612

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Premier Financial Bancorp, Inc.[1]	2,300	$38,755
Primerica, Inc.[1]	11,900	681,156
PrivateBancorp, Inc.	15,547	684,534
ProAssurance Corp.	5,500	294,525
Provident Financial Holdings, Inc.[1]	4,300	78,690
Provident Financial Services, Inc.[1]	14,800	290,672
Prudential Bancorp, Inc.	3,200	45,120
QCR Holdings, Inc.	2,640	71,782
Radian Group, Inc.	11,700	121,914
Regional Management Corp.*	4,400	64,504
RenaissanceRe Holdings Ltd.[1]	2,484	291,721
Renasant Corp.	13,203	426,853
Republic Bancorp, Inc. - Class A1	300	8,289
Republic First Bancorp, Inc.*1	3,400	14,654
Riverview Bancorp, Inc.[1]	12,448	58,879
RLI Corp.[1]	12,300	845,994
S&T Bancorp, Inc.	8,216	200,881
Safeguard Scientifics, Inc.*	300	3,747
Safety Insurance Group, Inc.	6,550	403,349
Sandy Spring Bancorp, Inc.	4,031	117,141
Seacoast Banking Corp. of Florida*1	7,875	127,890
Security National Financial Corp. - Class A*	6,135	30,000
Selective Insurance Group, Inc.	36,393	1,390,577
Severn Bancorp, Inc.*	2,200	13,200
Shore Bancshares, Inc.	3,600	42,300
SI Financial Group, Inc.	6,500	86,060
Sierra Bancorp	5,400	90,126
Simmons First National Corp. - Class A	1,952	90,153
SLM Corp.*	16,000	98,880
South State Corp.	3,755	255,528
Southern First Bancshares, Inc.*1	2,000	48,200
Southern National Bancorp of Virginia, Inc.	1,800	21,870
Southside Bancshares, Inc.[1]	3,479	107,571
Southwest Bancorp, Inc.	6,100	103,273
St Joe Co.*1	5,100	90,372
State Auto Financial Corp.[1]	15,545	340,591
State Bank Financial Corp.	9,400	191,290
State National Cos., Inc.	13,200	138,996
Sterling Bancorp	26,609	417,761
Stewart Information Services Corp.	12,980	537,502
Stock Yards Bancorp, Inc.	1,950	55,049
Stratus Properties, Inc.*1	3,100	58,063
Suffolk Bancorp	700	21,917
Summit Financial Group, Inc.[1]	4,701	82,268

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Summit State Bank	2,840	$37,999
Synovus Financial Corp.	8,828	255,924
TCF Financial Corp.	3,900	49,335
Territorial Bancorp, Inc.[1]	200	5,294
Texas Capital Bancshares, Inc.*	3,500	163,660
Timberland Bancorp, Inc.	4,878	73,170
Tompkins Financial Corp.	3,729	242,385
Towne Bank/Portsmouth VA1	7,392	160,041
Transcontinental Realty Investors, Inc.*	3,100	30,225
TriCo Bancshares	4,525	124,890
Trupanion, Inc.*1	4,400	58,300
TrustCo Bank Corp. NY	19,200	123,072
Trustmark Corp.[1]	12,350	306,897
Two River Bancorp	1,800	19,548
Umpqua Holdings Corp.[1]	62,024	959,511
Unico American Corp.*	3,320	36,719
Union Bankshares Corp.	11,809	291,800
United Bankshares, Inc.[1]	8,459	317,297
United Community Bancorp	995	14,000
United Community Banks, Inc.	5,600	102,424
United Community Financial Corp.	40,760	247,821
United Financial Bancorp, Inc.	7,289	94,611
United Fire Group, Inc.	18,370	779,439
United Insurance Holdings Corp.[1]	24,706	404,684
United Security Bancshares/Fresno CA*	4,802	30,826
Unity Bancorp, Inc.	3,002	38,155
Universal Insurance Holdings, Inc.[1]	24,660	458,183
Univest Corp. of Pennsylvania	3,800	79,876
Validus Holdings Ltd.[1]	21,800	1,059,262
Valley National Bancorp	5,191	47,342
Virtus Investment Partners, Inc.[1]	800	56,944
Walker & Dunlop, Inc.*	9,800	223,244
Washington Federal, Inc.[1]	28,200	684,132
Washington Trust Bancorp, Inc.	3,100	117,552
WashingtonFirst Bankshares, Inc.	210	4,538
Waterstone Financial, Inc.	8,924	136,805
Webster Financial Corp.[1]	22,740	772,023
WesBanco, Inc.	10,215	317,176
West Bancorporation, Inc.	2,220	41,270
Western Alliance Bancorp*	2,390	78,034
Westfield Financial, Inc.	8,700	66,990
Wilshire Bancorp, Inc.	16,800	175,056
Wintrust Financial Corp.[1]	12,300	627,300
WSFS Financial Corp.	7,159	230,448

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Xenith Bankshares, Inc.*	3,000	$23,850
Yadkin Financial Corp.[1]	5,845	146,651
Your Community Bankshares, Inc.	1,171	43,514
		62,281,941
INDUSTRIAL – 16.1%
AAON, Inc.	9,400	258,594
AAR Corp.	16,600	387,444
Actuant Corp. - Class A1	8,500	192,185
Advanced Energy Industries, Inc.*1	6,750	256,230
Aegion Corp.*1	7,989	155,865
AEP Industries, Inc.	1,200	96,552
Aerovironment, Inc.*	4,100	113,980
Air T, Inc.*	1,700	36,550
Air Transport Services Group, Inc.*	45,900	594,864
Alamo Group, Inc.	4,900	323,253
Albany International Corp. - Class A	2,500	99,825
Allied Motion Technologies, Inc.[1]	8,706	202,502
Ameresco, Inc. - Class A*	3,222	14,080
American Railcar Industries, Inc.[1]	4,800	189,456
American Science & Engineering, Inc.	2,700	101,007
American Superconductor Corp.*1	9,600	81,024
Ampco-Pittsburgh Corp.	200	2,262
ArcBest Corp.	12,800	208,000
Ardmore Shipping Corp.	6,600	44,682
Argan, Inc.	3,600	150,192
Astec Industries, Inc.[1]	6,197	347,962
Atlas Air Worldwide Holdings, Inc.*	15,250	631,655
AVX Corp.	10,700	145,306
AZZ, Inc.	1,600	95,968
Babcock & Wilcox Enterprises, Inc.*	4,800	70,512
Ballantyne Strong, Inc.*	7,765	40,611
Barnes Group, Inc.	9,900	327,888
Bel Fuse, Inc. - Class B	5,180	92,100
Bemis Co., Inc.	5,470	281,650
Benchmark Electronics, Inc.*1	23,800	503,370
Berry Plastics Group, Inc.*	5,920	229,992
Boise Cascade Co.*1	5,000	114,750
Brady Corp. - Class A	7,900	241,424
Briggs & Stratton Corp.[1]	24,800	525,264
Broadwind Energy, Inc.*	13,200	55,704
Builders FirstSource, Inc.*1	6,400	72,000
BWX Technologies, Inc.	6,800	243,236
CAI International, Inc.*	4,300	32,250

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CECO Environmental Corp.	8,800	$76,912
Celadon Group, Inc.	6,200	50,654
Chart Industries, Inc.*	4,300	103,759
Chase Corp.	2,600	153,582
Chicago Bridge & Iron Co. N.V.	2,600	90,038
CIRCOR International, Inc.	1,600	91,184
CLARCOR, Inc.	2,800	170,324
Coherent, Inc.*	7,989	733,230
Colfax Corp.*	3,200	84,672
Columbus McKinnon Corp.	1,700	24,055
Comfort Systems USA, Inc.	5,600	182,392
Control4 Corp.*1	13,100	106,896
Core Molding Technologies, Inc.*	3,500	47,775
Covanta Holding Corp.[1]	28,700	472,115
Covenant Transportation Group, Inc. - Class A*1	22,742	410,948
CTS Corp.	5,600	100,352
Cubic Corp.	2,300	92,368
Curtiss-Wright Corp.	11,600	977,300
CyberOptics Corp.*	4,300	64,414
DHT Holdings, Inc.[1]	34,800	175,044
Drew Industries, Inc.	4,060	344,450
Ducommun, Inc.*	4,622	91,423
Dycom Industries, Inc.*1	5,900	529,584
Dynamic Materials Corp.[1]	4,600	49,450
Eastern Co.	2,500	41,450
Ecology and Environment, Inc. - Class A	1,400	14,308
Electro Scientific Industries, Inc.*	2,445	14,279
EMCOR Group, Inc.	6,700	330,042
Encore Wire Corp.	5,700	212,496
Energizer Holdings, Inc.	2,400	123,576
EnPro Industries, Inc.	1,700	75,463
ESCO Technologies, Inc.	2,900	115,826
Esterline Technologies Corp.*1	7,940	492,598
Fabrinet*	9,700	360,064
Frequency Electronics, Inc.*	3,019	28,077
GasLog Ltd.[1]	7,700	99,946
GATX Corp.	18,640	819,601
Gencor Industries, Inc.*	4,800	74,496
Generac Holdings, Inc.*1	1,800	62,928
General Cable Corp.[1]	16,000	203,360
Gibraltar Industries, Inc.*1	25,550	806,614
Global Brass & Copper Holdings, Inc.[1]	4,800	130,992
Goldfield Corp.*	15,700	51,496
Granite Construction, Inc.[1]	10,750	489,663

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Graphic Packaging Holding Co.[1]	12,900	$161,766
Greenbrier Cos., Inc.[1]	9,800	285,474
Greif, Inc. - Class A	7,200	268,344
Griffon Corp.[1]	25,230	425,378
Handy & Harman Ltd.*	2,200	57,618
Hardinge, Inc.	5,000	50,300
Harris Corp.[1]	2,009	167,631
Headwaters, Inc.*	6,300	113,022
Heartland Express, Inc.[1]	10,200	177,378
Heritage-Crystal Clean, Inc.*	5,800	70,818
Hill International, Inc.*1	12,400	50,468
Hornbeck Offshore Services, Inc.*1	4,254	35,478
Hurco Cos., Inc.	3,202	89,112
Hyster-Yale Materials Handling, Inc.	2,380	141,586
IES Holdings, Inc.*	21,900	271,998
II-VI, Inc.*1	14,970	280,837
Insteel Industries, Inc.[1]	16,000	457,440
Iteris, Inc.*	28,016	80,126
Itron, Inc.*1	5,900	254,290
John Bean Technologies Corp.	1,700	104,074
Joy Global, Inc.	6,600	139,524
Kadant, Inc.	6,290	323,998
Kaman Corp.	2,000	85,040
KapStone Paper and Packaging Corp.	2,500	32,525
KBR, Inc.[1]	6,900	91,356
Kimball Electronics, Inc.*	7,300	90,885
Knight Transportation, Inc.[1]	8,400	223,272
Knowles Corp.*1	6,267	85,733
Kratos Defense & Security Solutions, Inc.*1	13,700	56,170
Lawson Products, Inc.*	4,046	80,354
Layne Christensen Co.*1	5,800	46,980
LB Foster Co. - Class A	3,006	32,735
Lindsay Corp.[1]	1,100	74,646
Littelfuse, Inc.[1]	600	70,914
Louisiana-Pacific Corp.*1	43,060	747,091
LS Starrett Co. - Class A	3,221	38,362
LSB Industries, Inc.*1	6,100	73,688
LSI Industries, Inc.	9,300	102,951
Lydall, Inc.*	7,888	304,161
Manitowoc Co., Inc.[1]	32,400	176,580
Marten Transport Ltd.	16,200	320,760
MasTec, Inc.*1	15,144	338,014
Mesa Laboratories, Inc.	600	73,800
Methode Electronics, Inc.[1]	7,580	259,463

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Mistras Group, Inc.*1	5,900	$140,833
Moog, Inc. - Class A*	2,700	145,584
MSA Safety, Inc.	1,500	78,795
Mueller Industries, Inc.	4,400	140,272
Mueller Water Products, Inc. - Class A	6,901	78,809
Multi-Color Corp.[1]	5,238	332,089
Multi-Fineline Electronix, Inc.*	10,977	254,666
Myers Industries, Inc.	4,200	60,480
MYR Group, Inc.*	2,200	52,976
National Presto Industries, Inc.[1]	600	56,610
Navios Maritime Acquisition Corp.[1]	48,300	75,831
NCI Building Systems, Inc.*	2,600	41,574
NN, Inc.[1]	3,500	48,965
Nordic American Tankers Ltd.[1]	21,400	297,246
Nordson Corp.	4,500	376,245
Novanta, Inc.*	3,600	54,540
Olympic Steel, Inc.	7,700	210,287
Orbital ATK, Inc.	2,828	240,776
Orion Group Holdings, Inc.*	10,200	54,162
Oshkosh Corp.[1]	1,900	90,649
Owens-Illinois, Inc.*	6,600	118,866
PAM Transportation Services, Inc.*1	2,237	35,546
Patrick Industries, Inc.*1	4,460	268,893
Plexus Corp.*	5,800	250,560
Powell Industries, Inc.	2,600	102,284
Primoris Services Corp.	5,300	100,329
Quanex Building Products Corp.	9,000	167,310
Raven Industries, Inc.	7,300	138,262
Rofin-Sinar Technologies, Inc.*	9,000	287,460
Rogers Corp.*	700	42,770
Saia, Inc.*	6,600	165,924
Sanmina Corp.*	48,090	1,289,293
Scorpio Tankers, Inc.	12,310	51,702
Ship Finance International Ltd.[1]	11,465	168,994
Smith & Wesson Holding Corp.*1	11,600	315,288
Sonoco Products Co.[1]	3,500	173,810
SPX Corp.	4,600	68,310
Standex International Corp.	500	41,315
Sterling Construction Co., Inc.*	9,800	48,118
Stoneridge, Inc.*	3,000	44,820
Sturm Ruger & Co., Inc.[1]	2,200	140,822
TAL International Group, Inc.	4,975	66,715
Tech Data Corp.*1	13,325	957,401
Teekay Corp.[1]	6,500	46,345

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Teekay Tankers Ltd. - Class A	37,200	$110,856
Teledyne Technologies, Inc.*1	5,000	495,250
Terex Corp.	2,600	52,806
Tetra Tech, Inc.	13,150	404,297
TopBuild Corp.*	4,900	177,380
Transcat, Inc.*	5,141	51,667
TRC Cos., Inc.*	4,900	30,968
Tredegar Corp.	17,792	286,807
Trex Co., Inc.*1	6,000	269,520
Trinseo S.A.*	9,600	412,128
TTM Technologies, Inc.*	34,044	256,351
Tutor Perini Corp.*1	20,600	485,130
U.S. Concrete, Inc.*1	1,200	73,092
U.S. Ecology, Inc.[1]	2,700	124,065
UFP Technologies, Inc.*1	1,200	27,048
Universal Display Corp.*1	2,900	196,620
Universal Forest Products, Inc.	8,850	820,307
USA Truck, Inc.*	9,471	165,837
USG Corp.*	8,200	221,072
Vishay Intertechnology, Inc.[1]	44,450	550,736
Vishay Precision Group, Inc.*	4,000	53,680
VSE Corp.	2,800	187,040
Watts Water Technologies, Inc. - Class A1	4,700	273,822
Werner Enterprises, Inc.[1]	9,500	218,215
Willis Lease Finance Corp.*	8,000	177,840
Woodward, Inc.	1,500	86,460
XPO Logistics, Inc.*1	2,712	71,217
ZAGG, Inc.*	10,060	52,815
		38,998,077
TECHNOLOGY – 8.3%
Acxiom Corp.*	3,200	70,368
Advanced Micro Devices, Inc.*1	93,700	481,618
Agilysys, Inc.*	8,300	86,901
Allscripts Healthcare Solutions, Inc.*1	13,200	167,640
Alpha & Omega Semiconductor Ltd.*	21,700	302,281
Ambarella, Inc.*1	1,400	71,134
Amber Road, Inc.*1	10,700	82,497
American Software, Inc. - Class A	4,100	42,968
Amkor Technology, Inc.*	25,900	148,925
Avid Technology, Inc.*	2,550	14,816
Axcelis Technologies, Inc.*	29,500	79,355
AXT, Inc.*	25,100	80,069
Blackbaud, Inc.	1,100	74,690

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
BroadSoft, Inc.*	1,600	$65,648
Brocade Communications Systems, Inc.	16,000	146,880
Brooks Automation, Inc.	32,700	366,894
CACI International, Inc. - Class A*	13,600	1,229,576
Cardtronics PLC*1	1,000	39,810
CEVA, Inc.*	5,200	141,284
Cirrus Logic, Inc.*	15,700	609,003
Cohu, Inc.	15,644	169,737
Convergys Corp.[1]	37,200	930,000
Cray, Inc.*	1,500	44,880
Cree, Inc.*	8,100	197,964
CSG Systems International, Inc.[1]	1,700	68,527
Cypress Semiconductor Corp.[1]	54,153	571,314
Datalink Corp.*	8,800	66,000
Digi International, Inc.*	13,600	145,928
Diodes, Inc.*	8,400	157,836
DSP Group, Inc.*	16,100	170,821
Eastman Kodak Co.*1	3,500	56,280
Ebix, Inc.[1]	14,070	673,953
Electronics For Imaging, Inc.*1	6,200	266,848
EMCORE Corp.*	12,100	71,874
Engility Holdings, Inc.*	5,606	118,399
Entegris, Inc.*	25,100	363,197
Epiq Systems, Inc.	6,300	91,980
Everyday Health, Inc.*	4,600	36,248
Evolent Health, Inc. - Class A*1	6,800	130,560
Exar Corp.*	9,300	74,865
ExlService Holdings, Inc.*1	3,410	178,718
Fair Isaac Corp.[1]	230	25,992
Fairchild Semiconductor International, Inc.*	41,000	813,850
Five9, Inc.*	8,000	95,200
FormFactor, Inc.*1	38,786	348,688
GigPeak, Inc.*	12,900	25,284
GSE Systems, Inc.*	8,500	18,955
Hutchinson Technology, Inc.*1	84,529	286,553
Icad, Inc.*	6,900	36,018
Immersion Corp.*1	5,000	36,700
InnerWorkings, Inc.*	4,400	36,388
Insight Enterprises, Inc.*1	15,600	405,600
Intersil Corp. - Class A	37,200	503,688
IXYS Corp.	1,600	16,400
Key Tronic Corp.*	7,700	57,981
KEYW Holding Corp.*1	13,900	138,166
Kulicke & Soffa Industries, Inc.*	29,600	360,232

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Lattice Semiconductor Corp.*1	26,900	$143,915
Leidos Holdings, Inc.[1]	3,700	177,119
Lexmark International, Inc. - Class A	4,505	170,064
ManTech International Corp. - Class A	10,480	396,354
MAXIMUS, Inc.[1]	900	49,833
MaxLinear, Inc. - Class A*	9,933	178,595
Mercury Systems, Inc.*	12,400	308,264
Microsemi Corp.*	654	21,373
Mitek Systems, Inc.*1	23,400	166,374
MKS Instruments, Inc.[1]	16,000	688,960
Model N, Inc.*	5,600	74,760
Nanometrics, Inc.*	3,900	81,081
NCI, Inc. - Class A	9,600	134,880
Photronics, Inc.*	57,600	513,216
Proofpoint, Inc.*1	1,700	107,253
QLogic Corp.*1	35,640	525,334
Qorvo, Inc.*	8,705	481,038
Radisys Corp.*	10,100	45,248
Rovi Corp.*1	28,460	445,115
Rudolph Technologies, Inc.*	6,470	100,479
Sapiens International Corp. N.V.[1]	5,500	64,405
Science Applications International Corp.	1,600	93,360
SciQuest, Inc.*	4,100	72,406
Sigma Designs, Inc.*	15,300	98,379
StarTek, Inc.*	3,000	13,110
Super Micro Computer, Inc.*1	16,418	407,987
Sykes Enterprises, Inc.*1	13,697	396,665
SYNNEX Corp.[1]	16,200	1,536,084
Take-Two Interactive Software, Inc.*1	2,000	75,840
Tangoe, Inc.*	7,900	60,988
Teradyne, Inc.	4,900	96,481
Ultra Clean Holdings, Inc.*	6,300	35,847
Ultratech, Inc.*	6,200	142,414
USA Technologies, Inc.*1	19,120	81,642
Varonis Systems, Inc.*	2,800	67,256
Wayside Technology Group, Inc.	2,300	41,538
		20,187,638
UTILITIES – 0.0%
Ormat Technologies, Inc.[1]	1,580	69,141
TOTAL COMMON STOCKS (Cost $201,693,068)		232,945,649

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 1.2%
SPDR S&P Metals & Mining ETF[1]	41,473	$1,010,697
SPDR S&P Oil & Gas Equipment & Services ETF[1]	53,300	998,842
SPDR S&P Oil & Gas Exploration & Production ETF[1]	28,900	1,006,009
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,637,517)		3,015,548
MONEY MARKET INVESTMENTS – 34.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.40%[2,3]	55,470,788	55,470,788
Federated Treasury Obligations Fund - Class Institutional, 0.24%[2]	4,842,023	4,842,023
Fidelity Institutional Money Market Portfolio - Class I, 0.42%[2,3]	23,773,170	23,773,170
TOTAL MONEY MARKET INVESTMENTS (Cost $84,085,981)		84,085,981
TOTAL INVESTMENTS – 132.3% (Cost $288,416,566)		320,047,178
Liabilities less other assets – (32.3)%		(78,208,450)
TOTAL NET ASSETS – 100.0%		$241,838,728

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $77,837,710 at June 30, 2016.
[2]	Variable rate security; the rate shown represents the rate at June 30, 2016.
[3]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $79,243,958 at June 30, 2016.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

1. Organization
Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund qualifies as an investment company under Accounting Standards Update No. 2013-08, Accounting Standard Codification Topic 946, Financial Services – Investment Companies (“ASC 946”).

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2016:

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks
Basic Materials	$11,390,511	$-	$-	$11,390,511
Communications	12,434,840	-	-	12,434,840
Consumer, Cyclical	35,703,203	-	-	35,703,203
Consumer, Non-Cyclical	37,730,284	-	-	37,730,284
Diversified	152,935	-	-	152,935
Energy	13,997,079	-	-	13,997,079
Financial	62,281,941	-	-	62,281,941
Industrial	38,998,077	-	-	38,998,077
Technology	20,187,638	-	-	20,187,638
Utilities	69,141	-	-	69,141
Exchange-Traded Funds	3,015,548	-	-	3,015,548
Money Market Investments	84,085,981	-	-	84,085,981
Total Investments in Securities	$320,047,178	$-	$-	$320,047,178

*	There were no Level 2 or Level 3 securities as of June 30, 2016.

Certain Level 1 securities at June 30, 2016 which were held at the beginning of the year, were classified as Level 2 securities at September 30, 2015 because they did not have any trading activity on September 30, 2015 and were valued at the mean between the most recent bid and ask prices. The amount of such transfers out of Level 2 into Level 1 at June 30, 2016 was $96,883. There were no other transfers between Levels.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of June 30, 2016 (Unaudited)

At June 30, 2016, the value of securities loaned by the Fund was $77,837,710. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3. Federal Income Tax Information
At September 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$231,840,921

Gross Unrealized Appreciation	$34,181,955
Gross Unrealized Depreciation	(18,899,130)

Net Unrealized Appreciation	$15,282,825

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 26, 2016

By:	/s/Chrislynn Freed
Chrislynn Freed
Treasurer

Date:	August 26, 2016